UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-3481

General Municipal Money Market Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       11/30

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund

February 28, 2015 (Unaudited)

Short-Term Investments--101.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama--.6%
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.04	3/7/15	5,000,000	a	5,000,000

Alaska--1.0%
Anchorage,
Electric Utility Subordinated
Lien Revenue, CP (LOC; Wells
Fargo Bank)	0.05	3/17/15	9,200,000		9,200,000

Arizona--.8%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.04	3/7/15	7,600,000	a	7,600,000

California--2.0%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.05	3/7/15	3,625,000	a	3,625,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.04	3/7/15	1,300,000	a	1,300,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries
Project) (LOC; Wells Fargo
Bank)	0.04	3/7/15	6,000,000	a	6,000,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company,
Inc. Project) (LOC; Union Bank
NA)	0.04	3/7/15	3,555,000	a	3,555,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank NA)	0.04	3/7/15	3,200,000	a	3,200,000

Colorado--7.3%
Branch Banking and Trust Co.
Municipal Trust (Series 2027)
(City and County of Denver,
Airport System Revenue)
(Liquidity Facility; Branch

Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.06	3/7/15	10,085,000 a,b,c		10,085,000
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Citigroup ROCS,
Series RR II R-14085)
(Liquidity Facility; Citibank
NA)	0.06	3/7/15	4,700,000 a,b,c		4,700,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.03	3/7/15	10,900,000	a	10,900,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129 X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.14	3/7/15	3,770,000 a,b,c		3,770,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.04	3/7/15	9,000,000 a,b,c		9,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.02	3/7/15	26,365,000	a	26,365,000

Florida--6.5%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.06	3/7/15	9,000,000 a,b,c		9,000,000
Broward County Health Facilities
Authority, Revenue (Henderson
Mental Health Center, Inc.
Project) (LOC; Northern Trust
Company)	0.02	3/7/15	1,300,000	a	1,300,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.04	3/7/15	13,230,000	a	13,230,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.10	6/10/15	10,000,000		10,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.05	3/18/15	7,500,000		7,500,000
Miami-Dade County,
Aviation Revenue (Miami-Dade
International Airport) (Eagle
Series 2013-0016) (Liquidity
Facility; Citibank NA)	0.05	3/7/15	6,500,000 a,b,c		6,500,000
Sunshine State Government

Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.09	4/8/15	8,000,000		8,000,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.12	6/12/15	2,500,000		2,500,000

Hawaii--.2%
Honolulu City and County,
GO Notes	5.00	7/1/15	1,375,000		1,397,392

Illinois--1.2%
Illinois Development Finance
Authority, Revenue (McCormick
Theological Seminary Project)
(LOC; Northern Trust Company)	0.02	3/7/15	4,500,000	a	4,500,000
Illinois Development Finance
Authority, Revenue
(Presbyterian Homes Two Arbor
Lane Project) (LOC; Northern
Trust Company)	0.03	3/7/15	5,000,000	a	5,000,000
Libertyville,
Industrial Project Revenue
(Fabrication Technologies,
Inc. Project) (LOC; Bank of
America)	0.15	3/7/15	1,420,000	a	1,420,000

Indiana--.2%
Fort Wayne,
EDR (Park Center Project)
(LOC; PNC Bank NA)	0.03	3/7/15	1,435,000	a	1,435,000

Kansas--1.2%
Wichita,
GO Temporary Notes	0.30	10/15/15	11,000,000		11,001,649

Kentucky--2.6%
Carroll County,
Environmental Facilities
Revenue, Refunding (Kentucky
Utilities Company Project)
(LOC; Bank of Tokyo-Mitsubishi
UFJ, Ltd.)	0.02	3/7/15	10,000,000	a	10,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1314) (Kentucky
Economic Development Finance
Authority, Revenue (Catholic
Health Initiatives))
(Liquidity Facility; Deutsche
Bank AG)	0.13	3/7/15	10,000,000 a,b,c		10,000,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	8/1/15	3,000,000		3,009,731

Louisiana--4.3%
Ascension Parish,

Revenue (BASF Corporation
Project)	0.10	3/7/15	10,000,000	a	10,000,000
Ascension Parish,
Revenue, CP (BASF SE)	0.16	5/15/15	5,000,000		5,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	3/2/15	2,000,000	a	2,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.02	3/7/15	11,000,000	a	11,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.12	3/7/15	1,730,000	a	1,730,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.02	3/7/15	8,710,000	a	8,710,000

Maryland--5.4%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Liquidity Facility;
State State Bank and Trust
Company)	0.02	3/7/15	35,200,000	a	35,200,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Trust)	0.12	3/7/15	3,355,000	a	3,355,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.05	3/16/15	10,000,000		10,000,000

Massachusetts--6.5%
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	0.13	3/7/15	2,475,000	a	2,475,000
Massachusetts Port Authority,
Special Project Revenue,
Refunding (Harborside Hyatt
Conference Center and Hotel
Project) (LOC; U.S. Bank NA)	0.03	3/7/15	7,500,000	a	7,500,000
Massachusetts School Building
Authority, Subordinated
Dedicated Sales Tax BAN	5.00	7/16/15	8,000,000		8,146,380
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.03	3/7/15	40,000,000	a	40,000,000

Minnesota--1.9%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;

FHLB)	0.04	3/7/15	6,400,000	a	6,400,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	2,000,000		2,011,278
North Saint Paul-Maplewood-Oakdale
Independent School District
Number 622, GO Aid
Anticipation Certificates of
Indebtedness	2.00	9/15/15	2,000,000		2,020,160
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.06	4/2/15	7,000,000		7,000,000

Missouri--4.8%
Platte County Industrial
Development Authority, IDR
(Complete Home Concepts
Project) (LOC; U.S. Bank NA)	0.04	3/7/15	6,295,000	a	6,295,000
RBC Municipal Products Inc. Trust
(Series E-40) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (Saint Luke's Health
System, Inc.)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.02	3/7/15	10,000,000 a,b,c		10,000,000
RBC Municipal Products Inc. Trust
(Series E-47) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (BJC Health System))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.02	3/7/15	25,000,000 a,b,c		25,000,000
Saint Louis Industrial Development
Authority, MFHR (Minerva Place
Apartments) (LOC; FHLMC)	0.04	3/7/15	1,530,000	a	1,530,000

Nebraska--.6%
Lincoln,
Electric System Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.05	3/17/15	5,000,000		5,000,000

Nevada--1.9%
Clark County,
Airport System Subordinate
Lien Revenue (Las Vegas
Mccarran International
Airport) (LOC; State Street
Bank and Trust Co.)	0.02	3/7/15	16,950,000	a	16,950,000

New Jersey--1.1%
Bloomfield Township,
GO Notes, BAN	1.50	1/15/16	3,325,000		3,356,312
Seaside Heights Borough,
GO Notes, BAN (Electric

Utility, General Improvement
and Water/Sewer Utility)	1.25	1/28/16	2,047,752		2,064,353
Stafford Township,
GO Notes, BAN (General
Improvement and Water/Sewer
Utility)	1.00	5/18/15	4,800,000		4,806,737

New York--9.6%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.07	3/7/15	5,555,000	a	5,555,000
Ithaca,
GO Notes, BAN	1.00	2/19/16	5,000,000		5,026,601
Nassau County Industrial
Development Agency, IDR (The
Jade Corporation Project)
(LOC; M&T Trust)	0.17	3/7/15	3,350,000	a	3,350,000
New York City Housing Development
Corporation, MFMR (Susan's
Court) (LOC; Citibank NA)	0.03	3/7/15	11,000,000	a	11,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.07	3/7/15	5,100,000	a	5,100,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.06	3/2/15	5,000,000		5,000,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.03	3/7/15	15,000,000	a	15,000,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.03	3/7/15	7,000,000	a	7,000,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Royal
Bank of Canada)	0.04	3/2/15	6,800,000	a	6,800,000
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; M&T Trust)	0.05	3/7/15	6,800,000	a	6,800,000
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union Graduate College
Project) (LOC; M&T Trust)	0.07	3/7/15	5,035,000	a	5,035,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.17	3/7/15	10,000,000	a	10,000,000

North Carolina--1.5%

North Carolina,
Capital Improvement Obligation
Revenue	5.00	5/1/15	3,000,000		3,025,283
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.02	3/7/15	10,000,000	a	10,000,000

North Dakota--.3%
North Dakota Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	5/1/15	2,500,000		2,503,042

Ohio--1.2%
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; JPMorgan
Chase Bank)	0.09	3/7/15	160,000	a	160,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	10,900,000		10,931,392

Oklahoma--.1%
Tulsa,
GO Notes	5.00	10/1/15	1,000,000		1,028,459

Oregon--.9%
Oregon School District,
GO Notes (School Improvement
Bonds)	4.00	9/1/15	4,155,000		4,234,236
Portland,
First Lien Water System Revenue	2.00	5/1/15	3,400,000		3,410,675

Pennsylvania--5.0%
Adams County Industrial
Development Authority, Revenue
(The Brethren Home Community
Project) (LOC; PNC Bank NA)	0.02	3/7/15	2,900,000	a	2,900,000
Berks County Industrial
Development Authority, Revenue
(KTB Real Estate Partnership
Project) (LOC; M&T Trust)	0.18	3/7/15	900,000	a	900,000
Jackson Township Industrial
Development Authority, Revenue
(Everlast Roofing, Inc.
Project) (LOC; M&T Trust)	0.22	3/7/15	2,890,000	a	2,890,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC; Wells
Fargo Bank)	0.18	3/7/15	370,000	a	370,000
Pennsylvania Housing Finance
Agency, SFMR (LOC; Sumitomo
Mitsui Trust Bank, Ltd.)	0.03	3/7/15	17,905,000	a	17,905,000
Philadelphia Authority for
Industrial Development,

Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.11	3/7/15	8,300,000	a	8,300,000
Tioga County Industrial
Development Authority, Student
Housing Revenue, BAN
(Mansfield Auxiliary
Corporation Student Housing
Project at Mansfield
University of Pennsylvania)	1.00	3/13/15	5,000,000		5,001,187
York County,
Revenue, TRAN	1.00	4/30/15	6,645,000		6,655,072

South Carolina--2.7%
Darlington County School District,
GO Advanced Refunding and
Improvement Bonds	2.00	3/1/15	5,000,000		5,000,256
Florence County,
GO Notes	1.00	6/1/15	3,000,000		3,006,900
Oconee County School District,
GO Notes	5.00	3/1/16	4,000,000		4,190,080
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in Tax
Anticipation Notes (General
Obligations) of Certain South
Carolina School Districts)	1.00	4/15/15	12,000,000		12,013,048

Tennessee--8.8%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.02	3/7/15	34,000,000	a	34,000,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.02	3/2/15	8,100,000	a	8,100,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.05	3/7/15	2,505,000	a	2,505,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.05	3/17/15	10,000,000		10,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.05	3/17/15	10,000,000		10,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Trust Bank, Ltd.)	0.07	4/2/15	7,500,000		7,500,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;

Sumitomo Mitsui Trust Bank, Ltd.)	0.06	5/19/15	6,500,000		6,500,000

Texas--17.4%
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.05	3/31/15	10,000,000		10,000,000
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.06	3/31/15	7,000,000		7,000,000
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	4/6/15	4,000,000		4,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.10	6/11/15	10,000,000		10,000,000
Fort Worth,
Combination Tax and Limited
Surplus Revenue (Certificates
of Obligation)	4.00	3/1/15	600,000		600,063
Fort Worth,
Combination Tax and Revenue
(Certificates of Obligation)	5.00	3/1/15	4,475,000		4,475,594
Gulf Coast Waste Disposal
Authority, SWDR (Air Products
Project)	0.03	3/7/15	15,000,000	a	15,000,000
Gulf Coast Waste Disposal
Authority, SWDR (Air Products
Project)	0.03	3/7/15	13,000,000	a	13,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Medical
Facilities Mortgage Revenue,
Refunding (Baylor College of
Medicine) (LOC; Barclays Bank
PLC)	0.02	3/7/15	13,800,000	a	13,800,000
North Texas Municipal Water
District, Regional Wastewater
System Revenue Bonds	5.00	6/1/15	1,500,000		1,518,415
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.16	5/15/15	5,000,000		5,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern Trust
Company)	0.02	3/7/15	13,700,000	a	13,700,000
San Antonio Independent School
District, CP (Liquidity
Facility; Royal Bank of Canada)	0.08	3/3/15	9,500,000		9,500,000
San Antonio Independent School
District, CP (Liquidity
Facility; Royal Bank of Canada)	0.07	5/15/15	6,250,000		6,250,000
Texas,
GO Notes (Veterans Bonds)

(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.02	3/7/15	20,000,000	a	20,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; Landesbank
Hessen-Thueringen Girozentrale)	0.05	3/7/15	7,000,000	a	7,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.03	3/7/15	10,000,000	a	10,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.04	3/7/15	4,615,000	a	4,615,000

Utah--.2%
Washington County School District
Board of Education, GO School
Building Bonds, Refunding	5.00	3/1/15	2,140,000		2,140,284

Virginia--.3%
Emporia Industrial Development
Authority, IDR (Toll VA III,
L.P. Project) (LOC; Bank of
America)	0.13	3/7/15	2,305,000	a	2,305,000

Wisconsin--3.1%
Middleton,
Note Anticipation Notes	1.50	12/15/15	4,000,000		4,008,395
Milwaukee Area Technical College
District, GO Promissory Notes	1.50	6/1/15	3,565,000		3,576,954
Onalaska School District,
BAN	2.00	4/15/15	2,000,000		2,003,990
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	10/23/15	6,000,000		6,029,017
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.10	7/6/15	6,000,000		6,000,000
Wisconsin Housing and Economic
Development Authority, Home
Ownership Revenue (Liquidity
Facility; FHLB)	0.04	3/7/15	6,325,000	a	6,325,000

Total Investments (cost $904,187,935)			101.2%		904,187,935
Liabilities, Less Cash and Receivables			(1.2%)		(10,348,732)
Net Assets			100.0%		893,839,203

a Variable rate demand note - rate shown is the interest rate in effect at February 28, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities amounted to $88,055,000 or 9.9% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	904,187,935
Level 3 - Significant Unobservable Inputs	-
Total	904,187,935

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)